September 4, 2013

VIA EDGAR

U.S. Securities and Exchange

Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Funds Trust
(File Nos. 333-59745; 811-08895)
ING Mutual Funds
(File Nos. 33-56094; 811-7428)
(the “Registrants”)

Ladies and Gentlemen:

On behalf of ING Funds Trust and ING Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 23, 2013, to ING Intermediate Bond Fund’s Class R6 Prospectus dated July 31, 2013, ING Global Bond Fund’s Class R6 Prospectus dated May 31, 2013, and ING Global Bond Fund’s Class P Prospectus dated February 28, 2013.

The purpose of the filing is to submit the 497(e) filing dated August 23, 2013 for the above in XBRL.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com